Related Party Transactions - Due to Related party (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Related party transactions
Amounts due to related parties	¥ 16,655	$ 2,552	¥ 38,943
Tonglu Tongze Logistics Ltd And Its Subsidiaries
Related party transactions
Amounts due to related parties			20,655
Shanghai Mingyu Barcode Technology Ltd.
Related party transactions
Amounts due to related parties	16,652		16,906
ZTO Supply Chain Management Co., Ltd. and its subsidiaries
Related party transactions
Amounts due to related parties			1,165
Others
Related party transactions
Amounts due to related parties	¥ 3		¥ 217